Lease Arrangements - Right-of-use Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 40,128.4	$ 40,424.7		$ 1,223.8
Additions to right-of-use assets	4,579.6	2,145.4	$ 12,610.7
Depreciation of right-of-use assets	3,679.5	3,459.0	3,073.0
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	36,981.0	37,437.1
Depreciation of right-of-use assets	2,541.9	2,459.1	2,119.8
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3,103.9	2,946.0
Depreciation of right-of-use assets	1,114.3	976.1	928.7
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	0.0	0.4	0.9
Office equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	43.5	41.6
Depreciation of right-of-use assets	$ 23.3	$ 23.4	$ 23.6